Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Loss per share

Note 16 – Loss per share

	For the year ended December 31
	2018(*)	2019(*)	2020
Weighted average of number of Ordinary Shares used in the calculation of basic and diluted loss per share (in thousands)(*)	1,836	3,513	42,947
Net loss used in calculation (thousands USD)	15,488	8,353	48,494

In 2020, 22,810,291 options and warrants (in 2019: 3,468,948 and 2018: 170,341) were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.

(*)	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 11.A.

Weighted average number of Ordinary Shares:

	Year ended December 31
	2018(*)	2019(*)	2020
	Thousands of	Thousands of	Thousands of
	shares of NIS 5.0	shares of NIS 5.0	shares of NIS 5.0
	par value	par value	par value
Balance as at January 1	1,240	1,932	4,179
Effect of share options exercised	1	135	9
Effect of warrants exercised	-	-	1,184
Effect of conversion of notes	-	-	1,236
Effect of shares issued during the year	595	1,446	36,339
Weighted average number of Ordinary Shares used to calculate basic and diluted earnings (loss) per share as at December 31	1,836	3,513	42,947

(*)	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 11.A.